Preferred and Common Stock - Common Stock and Puttable Common Stock (Details) $ / shares in Units, $ in Thousands		2 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Jan. 06, 2016 USD ($) shares	Feb. 28, 2018 USD ($)	Mar. 11, 2016 shares	Mar. 30, 2011 shares	Jun. 30, 2015 shares	Nov. 09, 2018 shares	Oct. 27, 2015 shares	Dec. 13, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Common Stock
Common stock shares authorized									250,000,000	250,000,000
Common stock - par value | $ / shares									$ 0.0001	$ 0.0001
Amount paid upon redemption | $									$ 0	$ 2,500	$ 4,000
Acquisition of treasury stock, cost | $									$ 7,127
Common stock shares issued									13,280,927	10,140,527
Common stock shares outstanding									13,280,927	10,140,527
Merger Agreement with Navios Midstream
Common Stock
Business Acquisition, Effective Date of Acquisition									Dec. 13, 2018
Restricted Stock | Directors and/or officers | Share-based awards, 2018
Common Stock
Stock issued during period, Restricted stock awards									129,269
Vesting period									4 years
Restricted Stock | Directors and/or officers | Share-based awards, 2017
Common Stock
Stock issued during period, Restricted stock awards										118,328
Vesting period									4 years
Common Stock
Shares redeemed										16,667	26,667
Conversion of Stock, Shares issued			80,000		4,320		7,200					53,333
Common Stock
Acquisition of treasury stock, shares									672,153
Stock issued during period, Restricted stock awards									129,269	118,328
Common Stock | Merger Agreement with Navios Midstream
Common Stock
Business Acquisition, Number of shares issued								3,683,284
Stock for units exchange ratio								0.42
Common Stock | Share repurchase program
Common Stock
Stock repurchase program, Authorized amount | $		$ 25,000
Acquisition of treasury stock, shares									670,962
Cancellation of treasury stocks									670,962
Acquisition of treasury stock, cost | $									$ 7,118
Stock Repurchase Program, Period in Force		2 years
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted				511,733
Common Stock | Reverse stock split
Common Stock
Reverse stock split, Conversion ratio						15
Description of the reverse stock split									On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split of all outstanding common stock shares of the Company which was effected on November 14, 2018. The effect of the reverse stock split was to combine each 15 shares of outstanding common stock into one new share, with no change in authorized shares or par value per share
Puttable Common Stock
Shares redeemed	6,667									16,667	26,667
Common Stock
Amount paid upon redemption | $	$ 1,000									$ 2,500	$ 4,000
Series C Convertible Preferred Stock
Preferred Stock
Preferred stock shares outstanding									1,000	1,000	1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued				1,000
Series A Convertible Preferred Stock
Conversion of Stock, Shares converted			3,000
Preferred Stock
Preferred stock shares outstanding									0	0
Before reverse stock split | Reverse stock split
Common Stock
Common stock shares outstanding						142,900,000
After reverse stock split | Reverse stock split
Common Stock
Reduction of common stock shares outstanding						9,500,000